LEASES - Additional information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
LEASES
Lease Rent Per Month	$ 4,200	$ 4,200
Lessee, Operating Lease, Discount Rate	20.00%	20.00%
Lease Expiration Term	July 2022